Intangible assets and goodwill - Summary of Intangible Assets (Details) - USD ($) $ in Thousands		6 Months Ended		12 Months Ended
		Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets other than goodwill, beginning balance		$ 1,368,259
Intangible assets other than goodwill, ending balance		1,418,135		$ 1,368,259
Additions to intangible assets	[1]	133,049	$ 237,930
Investing Activities
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Cash-settled additions		93,134
Additions to intangible assets		133,049
Investing Activities | Trade payables and trade payables - related parties - (Restated)
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Additions to intangible assets		51,817
Internally developed IP
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets other than goodwill, beginning balance		291,661
Intangible assets other than goodwill, ending balance		357,248		291,661
Software
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets other than goodwill, beginning balance		9,832
Intangible assets other than goodwill, ending balance		8,761		9,832
Acquired IP
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets other than goodwill, beginning balance		1,066,766
Intangible assets other than goodwill, ending balance		1,052,126		1,066,766
Gross carrying amount
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets other than goodwill, beginning balance		2,158,317
Additions		141,823
Effect of foreign currency exchange rate differences - (Restated)		(102,610)
Intangible assets other than goodwill, ending balance		2,197,530		2,158,317
Gross carrying amount | Internally developed IP
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets other than goodwill, beginning balance		310,450
Additions		81,434
Effect of foreign currency exchange rate differences - (Restated)		(16,575)
Intangible assets other than goodwill, ending balance		375,309		310,450
Gross carrying amount | Software
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets other than goodwill, beginning balance		11,380
Additions		356
Effect of foreign currency exchange rate differences - (Restated)		(842)
Intangible assets other than goodwill, ending balance		10,894		11,380
Gross carrying amount | Acquired IP
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets other than goodwill, beginning balance		1,836,487
Additions		60,033		241,048
Effect of foreign currency exchange rate differences - (Restated)		(85,193)
Intangible assets other than goodwill, ending balance		1,811,327		1,836,487
Accumulated depreciation and amortisation
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets other than goodwill, beginning balance		(790,058)
Amortization expense		(3,855)
Amortization capitalized into inventory		(11,597)
Effect of foreign currency exchange rate differences - (Restated)		26,115
Intangible assets other than goodwill, ending balance		(779,395)		(790,058)
Accumulated depreciation and amortisation | Internally developed IP
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets other than goodwill, beginning balance		(18,789)
Amortization expense		0
Amortization capitalized into inventory		(299)
Effect of foreign currency exchange rate differences - (Restated)		1,027
Intangible assets other than goodwill, ending balance		(18,061)		(18,789)
Accumulated depreciation and amortisation | Software
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets other than goodwill, beginning balance		(1,548)
Amortization expense		(689)
Amortization capitalized into inventory		0
Effect of foreign currency exchange rate differences - (Restated)		104
Intangible assets other than goodwill, ending balance		(2,133)		(1,548)
Accumulated depreciation and amortisation | Acquired IP
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets other than goodwill, beginning balance		(769,721)
Amortization expense		(3,166)
Amortization capitalized into inventory		(11,298)
Effect of foreign currency exchange rate differences - (Restated)		24,984
Intangible assets other than goodwill, ending balance		$ (759,201)		$ (769,721)

[1]	1 - Refer to Note 18 - Restatement of prior period unaudited interim financial statements for reconciliations between originally reported and as revised amounts.